Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Remeasurement of secured note	$ 36,967
Gain on disposition of mineral interests		21,943
Corporate and administrative expenses	(16,090)	(13,379)
Impairment of investment in associate	(873)
Equity loss of associate	(207)	(221)
Other income - flow-through shares	1,366	2,373
Environmental rehabilitation expense	(6,722)	(5,377)
Unrealized gain (loss) on convertible notes receivable	(16)	104
Foreign exchange gain (loss)	(12,874)	22
Finance costs, interest expense and other income	(3,471)	(116)
Interest income	2,794	176
Earnings before income taxes	874	5,525
Income tax expense	(8,268)	(4,630)
Net earnings (loss) for the year	(7,394)	895
Other comprehensive income (loss)
Remeasurement of secured note	2,912
Change in fair value of marketable securities	329	(459)
Tax impact	(831)	61
Total other comprehensive income (loss)	2,410	(398)
Comprehensive income (loss) for the year	$ (4,984)	$ 497
Weighted average number of common shares outstanding
Basic (in Shares)	80,058,861	76,413,554
Diluted (in Shares)	80,058,861	77,600,688
Earnings (loss) per common share
Basic (in Dollars per share)	$ (0.09)	$ 0.01
Diluted (in Dollars per share)	$ (0.09)	$ 0.01